Factoring Agreement (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Factoring Agreement (Textual)
Period of factoring agreement	1 year			1 year
Percentage of total receivable's face value exchanged under factoring agreement	85.00%			85.00%
Aggregate amount under factoring agreement		$ 1,108,000		$ 3,850,000
Advance received under factoring agreement		1,090,309		3,272,000
Factor fees		35,500	104,000	119,000
Outstanding receivables purchased by factor		522,000	522,000	950,000
Loan payable to factor		$ 443,648	$ 443,648	$ 827,075